Supplemental Cash Flow Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Supplemental Cash Flow Elements [Abstract]
Summary of Supplemental Cash Flow Information
The following table provides supplemental cash flow information (in thousands):

	Six Months Ended June 30,
	2021	2020
Supplemental cash flow information:
Interest paid	$2,907	$4,055
Income taxes paid	1,653	—
Supplemental disclosure of non-cash investing and financing activities :
Right-of-use asset obtained in exchange for new operating lease liability	861	—
Reclassification of contingently redeemable common stock in connection with IPO	309,500	—
Issuance of common stock under partner physician group equity agreements upon IPO	268,467	—
Deferred offering costs accrued at end of period	558	—
Non-cash investment in unconsolidated subsidiaries	763	—

The following table provides supplemental cash flow information (in thousands):

	Year Ended December 31,
	2020	2019	2018
Supplemental cash flow information:
Interest paid	$7,086	$8,038	$8,894
Income taxes paid (refunded), net	2	26	17
Supplemental disclosure of non-cash financing activities:
Settlement of stock-based liabilities	1,500	5,000	—
Settlement of loans receivable with services provided	2,047	—	—

Summary of Cash, Cash Equivalents and Restricted Cash Equivalents from Continuing Operations
The following table summarizes cash, cash equivalents and restricted cash equivalents from continuing operations (in thousands):

	June 30, 2021	December 31, 2020
Cash and cash equivalents	$1,109,372	$106,795
Restricted cash and equivalents (1)	16,343	28,383

Cash, cash equivalents and restricted cash equivalents	$1,125,715	$135,178

(1)	Restricted cash and equivalents primarily consist of amounts used as collateral to secure letters of credit that the Company is required to maintain pursuant to contracts with payors.

The following table summarizes cash, cash equivalents and restricted cash equivalents from continuing operations (in thousands):

	December 31,
	2020	2019
Cash and cash equivalents	$106,795	$123,633
Restricted cash and equivalents	28,383	15,519

Cash, cash equivalents and restricted cash equivalents	$135,178	$139,152